Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Unamortized debt discount and issuance costs, Short Term	$ 0	$ 0
Total credit facilities, Short Term		11,000
Capital lease obligations, Short Term		171
Balances, Short Term	12,555	11,171
Unamortized debt discount and issuance costs, Long Term	(54,495)	(103,098)
Total credit facilities, Long Term		1,383,877
Capital lease obligations, Long Term		0
Balances, Long Term	1,188,462	1,383,877
Unamortized debt discount and issuance costs, Total	(54,495)	(103,098)
Total credit facilities, Total		1,394,877
Capital lease obligations, Total		171
Balances, Total	1,201,017	1,395,048
2016 First Lien Credit Facility [Member]
Short Term		11,000
Long Term		1,083,500
Total		1,094,500
2016 Second Lien Credit Facility [Member]
Short Term		0
Long Term		370,000
Total		370,000
2016 Revolving Credit Facility [Member]
Short Term		0
Long Term		33,475
Total		$ 33,475
2017 First Lien Credit Facility [Member]
Short Term	12,555
Long Term	1,242,957
Total	$ 1,255,512